CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Millions, $ in Millions	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2016		Jun. 30, 2015		Jun. 30, 2016		Jun. 30, 2015		Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Revenue:
Premium revenue	$ 4,029		$ 3,304		$ 8,024		$ 6,275		$ 13,241	$ 9,023		$ 6,179
Service revenue	135		47		275		99		253	210		205
Premium tax revenue	109		95		218		190		397	294		172
Health insurer fee revenue	76		74		166		122		264	120		0
Investment income	8		4		16		7		18	8		7
Other revenue	2		1		3		3		5	12		26
Total revenue	4,359	[1]	3,525	[1]	8,702	[1]	6,696	[1]	14,178	9,667	[2]	6,589	[2]
Operating expenses:
Medical care costs	3,594		2,929		7,182		5,565		11,794	8,076		5,380
Cost of service revenue	116		33		243		69		193	157		161
General and administrative expenses	351		287		691		543		1,146	765		666
Premium tax expenses	109		95		218		190		397	294		172
Health insurer fee expenses	50		40		108		81		157	89		0
Depreciation and amortization	34		25		66		50		104	93		73
Total operating expenses	4,254		3,409		8,508		6,498		13,791	9,474		6,452
Operating income	105		116		194		198		387	193		137
Interest expense	25		15		50		30		66	57		52
Other (income) expense, net									(1)	1		4
Total other expenses, net	(25)		(15)		(50)		(30)		65	58		56
Income before income tax expense	80		101		144		168		322	135		81
Income tax expense	47		62		87		101		179	73		36
Income from continuing operations			39						143	62		45
Income from discontinued operations, net of tax									0	0		8
Net income	$ 33		$ 39		$ 57		$ 67		$ 143	$ 62		$ 53
Earnings Per Share [Abstract]
Income from continuing operations (in dollars per share)									$ 2.75	$ 1.34		$ 0.98
(Loss) income from discontinued operations (in dollars per share)									0.00	(0.01)		0.18
Basic net income per share (in dollars per share)	$ 0.58	[3]	$ 0.78	[3],[4]	$ 1.02	[3]	$ 1.36	[3]	2.75	1.33		1.16
Earnings Per Share, Diluted [Abstract]
Income from continuing operations (in dollars per share)									2.58	1.30		0.96
(Loss) income from discontinued operations (in dollars per share)									0.00	(0.01)		0.17
Diluted net income per share (in dollars per share)	$ 0.58	[3]	$ 0.72	[3],[4]	$ 1.01	[3]	$ 1.29	[3]	$ 2.58	$ 1.29		$ 1.13
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Basic (in shares)	55		50		55		50		52	47		46
Diluted (in shares)	55		54		56		52		56	48		47

[1]	Total revenue consists primarily of premium revenue for the Health Plans segment, and service revenue for the Molina Medicaid Solutions and Other segments.
[2]	Total revenues consists primarily of premium revenue for the Health Plans segment, and service revenue for the Molina Medicaid Solutions and Other segments.
[3]	Source data for calculations in thousands.
[4]	The dilutive effect of all potentially dilutive common shares is calculated using the treasury-stock method. Certain potentially dilutive common shares issuable are not included in the computation of diluted net income per share because to do so would be anti-dilutive. For the year ended December 31, 2014, the 1.125% Warrants were excluded from diluted shares outstanding because the exercise price exceeded the average market price of our common stock.